STMicroelectronics NV ADRhedged™
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
Common Stocks
— 94.0%
Information Technology — 94.0%
STMicroelectronics NV, ADR
(Cost $476,630) .......................................................................................................... 19,926 $ 437,575
Short-Term Investment
— 5.5%
Money Market Funds — 5.5%
Dreyfus Treasury Securities Cash Management Institutional Shares, 4.17%
(a)
(Cost $25,642) ........................................................................................................... 25,642 25,642
Total Investments — 99.5%
(Cost $502,272) 463,217
Assets in excess of Other Liabilities,
Net — 0.5% 2,442
Net Assets — 100% $ 465,659
_______________
(a) Reflects the 7-day yield at March 31, 2025.
ADR : American Depositary Receipt
At March 31, 2025, the Fund had the following currency swaps outstanding:
Counterparty
Settlement
Date
*
Currency to Deliver Currency to Receive
Unrealized
Appreciation
Unrealized
Depreciation
CIBC 04/01/25 USD 455,015 EUR 421,226 $ — $ (5)
CIBC 04/01/25 EUR 421,226 USD 455,907 897 —
CIBC 04/02/25 EUR 408,569 USD 441,361 22 —
Total Unrealized Appreciation/(Depreciation) $ 919
$ (5)
*
The currency hedge contracts have an automatic extension on the maturity date, however the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.
Currency Abbreviations
USD U.S. Dollar
EUR Euro